S000077884 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
iShares Environmental Infrastructure and Industrials ETF | iShares Environmental Infrastructure and Industrials ETF
Prospectus [Line Items]
Annual Return [Percent]	8.25%	13.88%